UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2014 to February 28, 2015

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Canada - 99.7%
Crescent Point Energy Corp.1	104,670	$2,586,050
Talisman Energy, Inc.	308,720	2,405,676
Suncor Energy, Inc.1	71,716	2,155,529
Husky Energy, Inc.1	95,554	2,149,611
Inter Pipeline Ltd.1	79,931	2,125,262
Canadian Natural Resources Ltd.	68,330	1,989,732
TransCanada Corp.	44,660	1,959,654
Enbridge, Inc.	42,077	1,958,864
Pembina Pipeline Corp.1	61,073	1,955,471
Cenovus Energy, Inc.	112,237	1,938,856
ARC Resources Ltd.1	98,617	1,907,340
Keyera Corp.	27,135	1,819,576
Vermilion Energy, Inc.1	34,548	1,555,511
AltaGas Ltd.	43,030	1,550,410
Canadian Oil Sands Ltd.	156,995	1,409,453
Peyto Exploration & Development Corp.1	49,687	1,391,148
Veresen, Inc.1	91,890	1,145,083
PrairieSky Royalty Ltd.1	42,005	1,063,707
Whitecap Resources, Inc.1	81,924	885,736
Baytex Energy Corp.1	54,150	885,117
Gibson Energy, Inc.	40,284	854,622
Enerplus Corp.1	66,409	669,595
Precision Drilling Corp.1	94,824	577,912
Enbridge Income Fund Holdings, Inc.	18,136	573,136
Pengrowth Energy Corp.1	172,074	570,525
Mullen Group Ltd.1	29,743	487,597
Parkland Fuel Corp.1	24,700	463,477
Bonavista Energy Corp.1	61,562	353,008

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Canada - 99.7% (continued)
Penn West Petroleum Ltd.1	160,955	$323,547
Enerflex Ltd.	25,388	323,285
Pason Systems, Inc.	21,823	320,358
Ensign Energy Services, Inc.	42,082	313,429
Bonterra Energy Corp.1	8,920	310,109
Canadian Energy Services & Technology Corp.1	56,824	279,876
Freehold Royalties Ltd.1	17,988	272,993
Pacific Rubiales Energy Corp.	80,805	241,383
Surge Energy, Inc.1	71,265	179,211
Trican Well Service Ltd.	48,429	169,879
Calfrac Well Services Ltd.	23,145	158,298
Trinidad Drilling Ltd.	44,859	156,637
TORC Oil & Gas Ltd.1	21,599	156,546
Trilogy Energy Corp.	21,705	128,459
Canyon Services Group, Inc.	20,992	120,877
TransGlobe Energy Corp.	24,343	71,158
Lightstream Resources Ltd.1	64,911	63,422
Savanna Energy Services Corp.	29,175	61,918
Total Canada		43,039,042
Total Common Stocks
(Cost $54,593,702)		43,039,042

	Shares
SECURITIES LENDING COLLATERAL†,2 - 35.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	15,168,040	15,168,040
Total Securities Lending Collateral
(Cost $15,168,040)		15,168,040
Total Investments - 134.8%
(Cost $69,761,742)		$58,207,082
Other Assets & Liabilities, net - (34.8)%		(15,026,686)
Total Net Assets - 100.0%		$43,180,396

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4.
2	Securities lending collateral — See Note 4.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Real Estate - 79.9%
Real Estate Oper/Develop - 79.0%
Cheung Kong Holdings Ltd.	99,089	$1,961,221
Hongkong Land Holdings Ltd.	238,908	1,803,754
Sun Hung Kai Properties Ltd.	113,315	1,776,698
China Overseas Land & Investment Ltd.	556,163	1,696,002
Sino Land Company Ltd.1	1,026,840	1,678,862
Henderson Land Development Company Ltd.	238,996	1,633,276
Hang Lung Properties Ltd.	529,942	1,503,294
China Resources Land Ltd.	546,959	1,452,831
New World Development Company Ltd.	1,143,000	1,348,529
Wheelock & Company Ltd.	187,185	1,004,055
Hang Lung Group Ltd.	211,475	987,099
Swire Properties Ltd.	242,980	806,753
Hysan Development Company Ltd. — Class A	163,362	783,587
China Vanke Company Ltd. — Class H*,1	304,104	697,967
Country Garden Holdings Company Ltd.	1,740,302	693,388
Shimao Property Holdings Ltd.	288,643	612,610
Hopewell Holdings Ltd.	153,074	571,404
Sino-Ocean Land Holdings Ltd.	880,185	549,303
Kerry Properties Ltd.	163,388	545,648
Evergrande Real Estate Group Ltd.1	1,046,611	461,535
Sunac China Holdings Ltd.	440,018	407,369
Longfor Properties Company Ltd.	309,552	407,124
New World China Land Ltd.	618,099	404,869
Chinese Estates Holdings Ltd.	110,115	329,403
SOHO China Ltd.	444,830	318,332
Yuexiu Property Company Ltd.	1,579,460	317,707
Guangzhou R&F Properties Company Ltd. — Class H	235,032	273,355
Poly Property Group Company Ltd.	454,772	221,656
Agile Property Holdings Ltd.	345,423	205,327
China South City Holdings Ltd.	634,000	200,285
Great Eagle Holdings Ltd.	57,207	197,686
KWG Property Holding Ltd.	304,173	197,672
Shui On Land Ltd.	802,924	186,355
Renhe Commercial Holdings Company Ltd.1	3,848,635	173,687
Greentown China Holdings Ltd.1	185,569	163,904
Shenzhen Investment Ltd.	512,367	161,860
K Wah International Holdings Ltd.	270,692	137,171
Hopson Development Holdings Ltd.*	145,443	120,211
Tian An China Investment Company Ltd.	181,305	109,642
Kaisa Group Holdings Ltd.1	539,110	108,441

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Real Estate - 79.9% (continued)
Real Estate Oper/Develop - 79.0% (continued)
China Overseas Grand Oceans Group Ltd.1	185,422	$95,395
Yanlord Land Group Ltd.*	132,209	93,803
Glorious Property Holdings Ltd.*,††	618,504	75,763
Total Real Estate Oper/Develop		27,474,833
Real Estate Management/Services - 0.9%
Franshion Properties China Ltd.	641,221	188,511
E-House China Holdings Ltd. ADR	16,434	116,188
Total Real Estate Management/Services		304,699
Total Real Estate		27,779,532
Holding Companies-Diversified - 12.7%
Diversified Operations - 12.7%
Swire Pacific Ltd. — Class A	126,984	1,735,593
Wharf Holdings Ltd.	229,962	1,676,802
Swire Pacific Ltd. — Class B	220,987	557,921
Carnival Group International Holdings Ltd.	1,810,000	294,064
Goldin Properties Holdings Ltd.	296,378	159,358
Total Diversified Operations		4,423,738
Total Holding Companies-Diversified		4,423,738
REITS - 7.1%
REITS-Shopping Centers - 5.8%
Link REIT	261,252	1,667,469
Fortune Real Estate Investment Trust	310,698	352,545
Total REITS-Shopping Centers		2,020,014
REITS-Diversified - 0.9%
Champion REIT	602,190	298,166
REITS-Office Property - 0.4%
Yuexiu Real Estate Investment Trust	246,926	139,137
Total REITS		2,457,317
Internet - 0.0%**
E-Commerce/Services - 0.0%**
Leju Holdings Ltd. ADR*,1	970	9,215
Total Common Stocks
(Cost $36,654,979)		34,669,802

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 7.6%
BNY Mellon Separately Managed Cash Collateral Account, 0.0737%	2,643,148	2,643,148
Total Securities Lending Collateral
(Cost $2,643,148)		2,643,148
Total Investments - 107.3%
(Cost $39,298,127)		$37,312,950
Other Assets & Liabilities, net - (7.3)%		(2,522,958)
Total Net Assets - 100.0%		$34,789,992

*	Non-income producing security.
**	Less than 0.1%.

†	Value determined based on Level 1 inputs, unless otherwise noted – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Industrial - 19.1%
Shanghai Electric Group Company Ltd. — Class H	3,231,933	$1,921,128
AviChina Industry & Technology Company Ltd. — Class H	2,619,928	1,705,979
Beijing Capital International Airport Company Ltd. — Class H	1,669,965	1,574,047
Haitian International Holdings Ltd.	704,988	1,525,340
China COSCO Holdings Company Ltd. — Class H1	2,836,437	1,411,737
China Shipping Container Lines Company Ltd. — Class H*	4,124,912	1,281,813
China Shanshui Cement Group Ltd.1	2,298,948	1,274,649
China International Marine Containers Group Co. Ltd. — Class H	660,300	1,251,560
Sunny Optical Technology Group Company Ltd.	744,946	1,231,419
Lee & Man Paper Manufacturing Ltd.1	2,362,965	1,218,738
Sinotrans Ltd. — Class H	1,719,965	1,137,705
China Resources Cement Holdings Ltd.	1,915,965	1,136,419
BBMG Corp. — Class H	1,286,465	1,126,317
Tech Pro Technology Development Ltd.*,1	1,402,800	1,070,805
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	1,571,600	1,009,171
China Shipping Development Co. Ltd. — Class H*,1	1,415,965	967,657
Metallurgical Corporation of China Ltd. — Class H	2,996,933	954,480
Guangshen Railway Company Ltd. — Class H	1,567,965	794,551
China Machinery Engineering Corp. — Class H	902,000	783,898
China High Speed Transmission Equipment Group Co. Ltd.	1,149,965	756,220
Dongfang Electric Corporation Ltd. — Class H1	372,200	752,515
SITC International Holdings Company Ltd.	1,276,882	731,016
China Zhongwang Holdings Ltd.1	1,611,565	696,123
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	465,829	681,134
China Singyes Solar Technologies Holdings Ltd.1	496,946	662,557
CT Environmental Group Ltd.	582,000	585,343
China Lesso Group Holdings Ltd.	1,089,968	527,033
Hi Sun Technology China Ltd.*,1	1,983,000	521,610
China Rongsheng Heavy Industries Group Holdings Ltd.*,1	5,201,419	509,716

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 19.1% (continued)
Harbin Electric Company Ltd. — Class H	745,972	$508,828
Kingboard Laminates Holdings Ltd.	1,137,968	495,952
Wasion Group Holdings Ltd.	485,978	481,877
Kangda International Environmental Company Ltd.*,2	1,063,000	439,978
Lonking Holdings Ltd.	2,027,923	397,455
China Water Affairs Group Ltd.	856,000	395,139
SIIC Environment Holdings Ltd.	4,039,400	395,001
Tianjin Port Development Holdings Ltd.	1,693,965	345,108
West China Cement Ltd.	2,622,010	341,467
AVIC International Holding HK Ltd.*	3,538,000	333,023
Boer Power Holdings Ltd.	276,000	322,070
Ozner Water International Holding Ltd.*,††,1,2	913,000	309,613
China National Materials Company Ltd. — Class H	1,224,965	308,000
First Tractor Company Ltd. — Class H1	430,000	303,838
Dongjiang Environmental Company Ltd. — Class H	83,800	292,283
Sinotrans Shipping Ltd.	1,345,965	291,565
Chaowei Power Holdings Ltd.1	625,000	288,507
Yingli Green Energy Holding Company Ltd. ADR*,1	135,899	284,029
EVA Precision Industrial Holdings Ltd.	1,086,000	280,061
Honghua Group Ltd.1	2,147,968	276,962
China Aerospace International Holdings Ltd.	1,987,951	269,146
Greatview Aseptic Packaging Company Ltd.	595,042	252,427
SOCAM Development Ltd.*	279,960	251,245
Asia Cement China Holdings Corp.	457,000	245,133
CPMC Holdings Ltd.	417,940	214,482
Tianneng Power International Ltd.	756,005	209,583
Guodian Technology & Environment Group Co. Ltd. — Class H	1,378,000	184,789
Sany Heavy Equipment International Holdings Company Ltd.*	835,968	178,933
Yuanda China Holdings Ltd.	2,621,996	145,376
NVC Lighting Holding Ltd.†††	2,251,945	–
Total Industrial		38,842,550
Financial - 17.5%
China Everbright Ltd.	933,968	2,288,119
Sunac China Holdings Ltd.	1,948,003	1,803,462
Chongqing Rural Commercial Bank Company Ltd. — Class H	2,732,023	1,701,471

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 17.5% (continued)
Shanghai Industrial Holdings Ltd.	524,998	$1,590,811
Far East Horizon Ltd.	1,697,965	1,582,924
SOHO China Ltd.	2,113,465	1,512,450
Yuexiu Property Company Ltd.	7,491,882	1,506,984
Bank of Chongqing Company Ltd. — Class H	1,723,500	1,422,277
Guangzhou R&F Properties Company Ltd. — Class H	1,114,765	1,296,531
Harbin Bank Company Ltd. — Class H2	3,377,000	1,245,346
Poly Property Group Company Ltd.	2,153,948	1,049,833
Agile Property Holdings Ltd.1	1,633,965	971,263
China South City Holdings Ltd.1	2,981,950	942,019
KWG Property Holding Ltd.	1,434,151	932,005
Franshion Properties China Ltd.	3,003,916	883,112
Shui On Land Ltd.	3,770,912	875,209
Renhe Commercial Holdings Company Ltd.	18,069,745	815,480
Greentown China Holdings Ltd.1	876,483	774,153
Shenzhen Investment Ltd.1	2,401,945	758,791
Central China Securities Company Ltd. — Class H*	717,000	672,119
Guotai Junan International Holdings Ltd.1	868,000	655,859
Hopson Development Holdings Ltd.*,1	691,968	571,922
Beijing Capital Land Ltd. — Class H	1,081,968	555,252
E-House China Holdings Ltd. ADR	77,152	545,465
Noah Holdings Ltd. ADR1	22,530	519,542
China Galaxy Securities Company Ltd. — Class H	427,500	509,883
CIFI Holdings Group Company Ltd.	2,438,000	493,545
Colour Life Services Group Company Ltd.*	559,000	482,925
Joy City Property Ltd.*	2,603,095	479,975
Mingfa Group International Company Ltd.1	1,411,968	477,001
China Financial International Investments Ltd.	4,380,000	463,107
Yanlord Land Group Ltd.	620,200	440,036
China Overseas Grand Oceans Group Ltd.1	844,968	434,717
Kaisa Group Holdings Ltd.1	2,142,965	431,055
CNinsure, Inc. ADR*	42,311	345,892
Credit China Holdings Ltd.	1,540,000	339,555
Yida China Holdings Ltd.*	1,038,000	333,265
Glorious Property Holdings Ltd.*,††	2,708,933	331,829
China SCE Property Holdings Ltd.*,1	1,550,358	291,862
Shanghai Industrial Urban Development Group Ltd.*	1,517,965	283,807
Wanda Hotel Development Company Ltd.*	1,383,976	271,247

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 17.5% (continued)
Sunshine 100 China Holdings Ltd.*,2	643,000	$267,797
China Aoyuan Property Group Ltd.	1,584,000	259,389
Logan Property Holdings Company Ltd.	786,000	248,303
Wuzhou International Holdings Ltd.	1,328,000	226,029
Yuzhou Properties Company Ltd.	909,000	213,318
Hydoo International Holding Ltd.	1,136,000	212,393
Fantasia Holdings Group Company Ltd.	1,763,945	193,329
Xinyuan Real Estate Co. Ltd. ADR1	61,265	187,471
Total Financial		35,690,129
Consumer, Cyclical - 16.5%
Shenzhou International Group Holdings Ltd.	607,038	2,402,964
Air China Ltd. — Class H	2,231,940	1,979,995
ANTA Sports Products Ltd.1	873,972	1,757,986
GOME Electrical Appliances Holding Ltd.	12,702,727	1,719,805
Minth Group Ltd.	727,968	1,528,128
Skyworth Digital Holdings Ltd.	2,081,945	1,484,525
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	706,872	1,476,553
Xinyi Glass Holdings Ltd.	2,588,000	1,384,858
China Eastern Airlines Corporation Ltd. — Class H*	2,057,965	981,822
Digital China Holdings Ltd.	998,008	971,570
China Southern Airlines Company Ltd. — Class H	1,899,965	948,090
Homeinns Hotel Group*	33,365	891,179
China Travel International Investment Hong Kong Ltd.	2,653,937	834,975
REXLot Holdings Ltd.1	9,499,845	747,204
China Lodging Group Ltd. ADR*	30,644	649,653
Golden Eagle Retail Group Ltd.1	531,983	644,790
Zhongsheng Group Holdings Ltd.1	731,000	629,632
China Dongxiang Group Company Ltd.	3,641,936	610,476
Intime Retail Group Company Ltd.	1,093,965	600,904
Baoxin Auto Group Ltd.	813,432	541,208
Dah Chong Hong Holdings Ltd.1	900,968	539,039
Cosmo Lady China Holdings Company Ltd.*,2	772,000	510,655
Li Ning Company Ltd.*	1,260,968	499,155
Jinmao Investments and Jinmao China Investments Holdings Ltd.*	659,500	471,955
Hisense Kelon Electrical Holdings Company Ltd. — Class H*	506,000	467,803
China ZhengTong Auto Services Holdings Ltd.	885,468	465,828

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 16.5% (continued)
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	1,522,000	$455,298
Qingling Motors Company Ltd. — Class H	1,309,965	450,987
Ajisen China Holdings Ltd.	684,005	417,170
Xinhua Winshare Publishing and Media Company Ltd. — Class H	466,000	412,796
Sinotruk Hong Kong Ltd.	697,476	411,896
Hengdeli Holdings Ltd.	2,189,543	409,369
China Lilang Ltd.	568,000	390,363
Newocean Energy Holdings Ltd.1	1,049,895	376,343
Xinchen China Power Holdings Ltd.*	936,000	368,102
Qunar Cayman Islands Ltd. ADR*,1	13,112	356,515
Bosideng International Holdings Ltd.	3,031,933	344,029
China Harmony Auto Holding Ltd.	436,000	341,809
Springland International Holdings Ltd.	1,088,019	339,504
TCL Multimedia Technology Holdings Ltd.*	544,000	322,663
China Yongda Automobiles Services Holdings Ltd.	545,460	305,946
Parkson Retail Group Ltd.1	1,404,965	302,535
Jintian Pharmaceutical Group Ltd.1	823,000	276,970
361 Degrees International Ltd.	830,005	247,221
Weiqiao Textile Co. — Class H	434,000	236,714
XTEP International Holdings Ltd.	711,500	234,859
Tack Fiori International Group Ltd.*	1,452,000	219,051
Ying Li International Real Estate Ltd.*	1,185,000	200,390
Welling Holding Ltd.	806,000	167,322
Maoye International Holdings Ltd.	1,036,965	161,787
Total Consumer, Cyclical		33,490,391
Consumer, Non-cyclical - 16.4%
Zhejiang Expressway Company Ltd. — Class H	1,555,965	1,913,996
CSPC Pharmaceutical Group Ltd.	2,315,976	1,893,287
Jiangsu Expressway Company Ltd. — Class H	1,345,965	1,660,882
Uni-President China Holdings Ltd.	1,965,968	1,546,319
Shenzhen International Holdings Ltd.	1,101,231	1,539,220
TAL Education Group ADR*	42,996	1,320,837
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	366,500	1,219,233
China Huishan Dairy Holdings Company Ltd.	6,314,000	1,090,943

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 16.4% (continued)
Lijun International Pharmaceutical Holding Company Ltd.	2,479,889	$1,055,211
China Agri-Industries Holdings Ltd.	2,418,938	973,134
China Modern Dairy Holdings Ltd.*	2,590,024	938,433
CP Pokphand Company Ltd.	7,377,856	865,694
Tong Ren Tang Technologies Company Ltd. — Class H	691,000	851,784
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	240,000	804,595
China Shengmu Organic Milk Ltd.*,2	2,436,000	734,998
Phoenix Healthcare Group Company Ltd.	417,500	706,290
Hua Han Bio-Pharmaceutical Holdings Ltd.1	2,842,016	622,972
Shenzhen Expressway Company Ltd. — Class H	813,976	604,543
China Yurun Food Group Ltd.*,1	1,493,965	572,124
Tibet 5100 Water Resources Holdings Ltd.1	1,606,006	542,552
Yuexiu Transport Infrastructure Ltd.	760,000	518,397
Biostime International Holdings Ltd.1	167,051	514,802
Fu Shou Yuan International Group Ltd.	1,178,000	507,323
China Shineway Pharmaceutical Group Ltd.	328,000	499,901
Vinda International Holdings Ltd.	283,000	480,944
Imperial Pacific International Holdings Ltd.*,1	2,350,000	454,519
China Animal Healthcare Ltd.1	798,000	451,711
Wumart Stores, Inc. — Class H	586,483	426,508
Consun Pharmaceutical Group Ltd.	579,000	421,066
Qingdao Port International Company Ltd. — Class H*,2	903,000	390,055
Sichuan Expressway Company Ltd. — Class H	943,968	384,625
Dalian Port PDA Company Ltd. — Class H	1,011,968	367,967
Anhui Expressway Company Ltd. — Class H	514,000	357,890
Shenguan Holdings Group Ltd.	1,217,965	354,925
YuanShengTai Dairy Farm Ltd.*	2,719,000	354,098
China Distance Education Holdings Ltd. ADR	20,660	346,675
Livzon Pharmaceutical Group, Inc. — Class H	64,900	334,732
China Huiyuan Juice Group Ltd.	1,152,968	331,524
PW Medtech Group Ltd.*	850,000	326,609
Lifetech Scientific Corp.*	1,978,585	311,249
Yashili International Holdings Ltd.	897,000	307,657

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 16.4% (continued)
United Laboratories International Holdings Ltd.*,1	671,993	$307,600
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H*	361,000	301,165
Poly Culture Group Corporation Ltd. — Class H*	96,000	280,990
Goodbaby International Holdings Ltd.1	825,899	279,011
Shandong Luoxin Pharmaceutical Group Stock Company Ltd. — Class H	166,000	273,119
China Foods Ltd.*,1	774,000	265,470
Xiamen International Port Company Ltd. — Class H	1,042,000	256,622
Real Nutriceutical Group Ltd.	863,972	238,400
China Pioneer Pharma Holdings Ltd.	367,000	231,402
Changshouhua Food Company Ltd.	327,000	224,312
Dawnrays Pharmaceutical Holdings Ltd.	348,000	209,102
Goldpac Group Ltd.	342,000	205,497
Microport Scientific Corp.*	417,029	187,128
Anxin-China Holdings Ltd.	2,619,938	165,531
Total Consumer, Non-cyclical		33,325,573
Basic Materials - 9.8%
Aluminum Corporation of China Ltd. — Class H*,1	4,276,000	2,073,091
Zijin Mining Group Company Ltd. — Class H1	6,346,000	1,882,005
Huabao International Holdings Ltd.	2,118,962	1,606,547
Sinopec Shanghai Petrochemical Company Ltd. — Class H	3,843,914	1,313,447
Nine Dragons Paper Holdings Ltd.	1,842,965	1,195,303
Kingboard Chemical Holdings Ltd.	674,000	1,164,549
China Molybdenum Co. Ltd. — Class H	1,437,965	962,295
Hunan Nonferrous Metal Corporation Ltd. — Class H*	1,783,965	933,911
Angang Steel Company Ltd. — Class H	1,187,965	900,687
Sinopec Yizheng Chemical Fibre Company Ltd. — Class H*	2,303,947	831,809
Yingde Gases Group Company Ltd.1	1,122,965	810,863
China BlueChemical Ltd. — Class H	1,941,965	781,248
China Hongqiao Group Ltd.1	1,015,516	684,828
Zhaojin Mining Industry Company Ltd. — Class H1	959,468	581,462
North Mining Shares Company Ltd. 1	11,979,586	556,080
Maanshan Iron & Steel Company Ltd. — Class H*,1	1,899,962	531,616
Fufeng Group Ltd.	972,968	488,025

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Basic Materials - 9.8% (continued)
MMG Ltd.1	1,519,965	$452,729
Sinofert Holdings Ltd.*	1,925,965	434,590
Dongyue Group Ltd.	1,116,965	391,743
China Precious Metal Resources Holdings Co. Ltd.*,1	3,831,936	296,458
Xingda International Holdings Ltd.	981,895	284,866
Tiangong International Company Ltd.1	1,488,000	237,913
Shougang Concord International Enterprises Company Ltd.*	4,535,905	193,006
Yip's Chemical Holdings Ltd.	302,000	172,116
China Sanjiang Fine Chemicals Company Ltd.	548,000	163,931
China Lumena New Materials Corp.*,†††,1	4,811,917	-
Total Basic Materials		19,925,118
Communications - 6.5%
ZTE Corp. — Class H	691,902	1,541,633
SouFun Holdings Ltd. ADR1	218,093	1,491,755
China Communications Services Corp. Ltd. — Class H	3,035,937	1,393,593
21Vianet Group, Inc. ADR*,1	51,006	882,404
51job, Inc. ADR*	22,056	782,988
BYD Electronic International Company Ltd.	690,000	770,478
Autohome, Inc. ADR*	18,333	700,137
58.com, Inc. ADR*	16,160	673,549
TCL Communication Technology Holdings Ltd.	684,000	648,241
E-Commerce China Dangdang, Inc. — Class A ADR*,1	60,411	557,594
Coolpad Group Ltd.	2,907,930	547,431
CITIC Telecom International Holdings Ltd.	1,500,000	522,213
Asia Satellite Telecommunications Holdings Ltd.	109,000	394,935
China Fiber Optic Network System Group Ltd.	1,172,000	312,817
China All Access Holdings Ltd.1	818,000	296,383
Comba Telecom Systems Holdings Ltd.	973,954	283,818
Synertone Communication Corp.	3,160,000	281,144
Renren, Inc. ADR*,1	100,266	257,684
Phoenix New Media Ltd. ADR*	34,773	255,234
V1 Group Ltd.*	3,125,336	249,851
Weibo Corp ADR*,1	17,799	237,439
China Public Procurement Ltd.*	8,356,000	199,326
Leju Holdings Ltd. ADR*,1	4,009	38,086
Total Communications		13,318,733
Energy - 4.5%
Sinopec Engineering Group Company Ltd. — Class H	1,291,000	1,047,056
Xinyi Solar Holdings Ltd.1	3,396,000	1,007,138
Trina Solar Ltd. ADR*,1	95,895	1,004,021

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 4.5% (continued)
Beijing Jingneng Clean Energy Co. Ltd. — Class H	2,345,918	$967,956
Sinopec Kantons Holdings Ltd.1	1,097,900	816,830
Shougang Fushan Resources Group Ltd.1	4,127,770	809,007
United Energy Group Ltd.*	4,289,905	613,993
CIMC Enric Holdings Ltd.1	656,000	485,521
JinkoSolar Holding Company Ltd. ADR*,1	21,057	460,938
China Suntien Green Energy Corporation Ltd. — Class H	1,960,029	381,621
China Tian Lun Gas Holdings Ltd.*	326,500	349,425
JA Solar Holdings Company Ltd. ADR*,1	38,969	330,847
Hilong Holding Ltd.	843,000	266,310
COSCO International Holdings Ltd.	555,988	247,330
Anton Oilfield Services Group1	1,185,890	237,011
SPT Energy Group, Inc.1	971,895	191,736
Total Energy		9,216,740
Utilities - 4.5%
Datang International Power Generation Company Ltd. — Class H	3,607,919	1,805,019
Huadian Power International Corporation Ltd. — Class H1	1,881,965	1,582,166
China Power International Development Ltd.1	2,766,945	1,437,800
Huaneng Renewables Corporation Ltd. — Class H1	3,874,023	1,343,716
Huadian Fuxin Energy Corporation Ltd. — Class H	2,358,000	1,124,964
China Oil & Gas Group Ltd.1	4,679,877	639,637
China Datang Corporation Renewable Power Company Ltd. — Class H	2,627,027	362,444
Tianjin Development Holdings Ltd.	434,000	299,389
China Power New Energy Development Company Ltd.*	4,559,640	279,265
China WindPower Group Ltd.*	4,320,000	247,877
Total Utilities		9,122,277

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 4.0%
Kingsoft Corporation Ltd.1	679,972	$1,562,399
TravelSky Technology Ltd. — Class H	1,021,468	1,099,775
Shunfeng International Clean Energy Ltd.*	1,126,000	753,527
Perfect World Company Ltd. ADR	32,039	600,091
Ju Teng International Holdings Ltd.	989,968	584,628
Shanda Games Ltd. ADR*	102,594	574,526
Kingdee International Software Group Company Ltd.1	1,667,965	548,429
NetDragon Websoft, Inc.	288,460	490,223
Chinasoft International Ltd.*	1,222,021	381,318
Boyaa Interactive International Ltd.	478,000	345,767
Changyou.com Ltd. ADR*,1	12,205	341,862
Tian Ge Interactive Holdings Ltd.2	610,000	270,571
TPV Technology Ltd.	965,968	224,196
NQ Mobile, Inc. ADR*,1	53,723	218,653
China ITS Holdings Company Ltd.	1,218,348	168,092
Total Technology		8,164,057
Diversified - 1.2%
Carnival Group International Holdings Ltd.*,1	8,560,000	1,390,712
CITIC Resources Holdings Ltd.*	2,485,936	336,568
Wisdom Holdings Group	626,000	323,677
Beijing Development HK Ltd.*	787,000	243,545
C C Land Holdings Ltd.	1,333,965	240,805
Total Diversified		2,535,307
Total Common Stocks
(Cost $236,788,077)		203,630,875

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 13.0%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	26,384,037	26,384,037
Total Securities Lending Collateral
(Cost $26,384,037)		26,384,037
Total Investments - 113.0%
(Cost $263,172,114)		$230,014,912
Other Assets & Liabilities, net - (13.0)%		(26,455,708)
Total Net Assets - 100.0%		$203,559,204

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4 .
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $4,169,013 (cost $4,427,157), or 2.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 88.6%
Chile - 37.5%
Enersis S.A. ADR	354,954	$5,838,994
Empresa Nacional de Electricidad S.A. ADR	75,716	3,432,963
Banco Santander Chile ADR	148,438	3,117,198
Latam Airlines Group S.A. ADR*,1	272,049	2,875,558
Cencosud S.A. ADR1	381,615	2,831,583
Banco de Chile ADR*,1	33,941	2,379,943
Corpbanca S.A. ADR1	109,825	2,011,994
Cia Cervecerias Unidas S.A. ADR	74,479	1,423,294
Vina Concha y Toro S.A. ADR1	24,106	947,366
Total Chile		24,858,893
Argentina - 17.8%
YPF S.A. ADR	178,643	4,589,338
Grupo Financiero Galicia S.A. ADR1	102,213	2,116,831
Banco Macro S.A. ADR1	35,964	1,819,778
Telecom Argentina S.A. ADR	42,085	944,808
BBVA Banco Frances S.A. ADR	52,694	888,421
Cresud S.A. ADR*	39,987	499,238
Petrobras Argentina S.A. ADR	82,347	478,436
IRSA Inversiones y Representaciones S.A. ADR	27,320	463,894
Total Argentina		11,800,744
Egypt - 7.5%
Commercial International Bank Egypt SAE GDR	557,333	3,728,557
Global Telecom Holding SAE GDR*,1	505,260	1,288,413
Total Egypt		5,016,970
Colombia - 5.8%
Ecopetrol S.A. ADR1	228,676	3,823,462
		–
Peru - 5.2%
Cia de Minas Buenaventura S.A.A. ADR	181,601	2,102,940
Grana y Montero S.A.A. ADR	97,673	893,708
Cementos Pacasmayo S.A.A. ADR1	57,300	476,163
Total Peru		3,472,811
Nigeria - 4.7%
Guaranty Trust Bank PLC GDR1	545,628	3,137,360
		–
Kazakhstan - 4.1%
KazMunaiGas Exploration Production JSC GDR	148,284	1,697,852

	Shares	Value
COMMON STOCKS† - 88.6% (continued)
Kazakhstan - 4.1% (continued)
Halyk Savings Bank of Kazakhstan JSC GDR	84,198	$554,865
KCell JSC GDR	55,624	457,786
Total Kazakhstan		2,710,503
Lebanon - 3.1%
Solidere GDR*	108,373	1,246,289
BLOM Bank SAL GDR	79,007	777,429
Total Lebanon		2,023,718
Romania - 1.8%
Societatea Comerciala de Distributie si Furnizare a Energiei Elect- Electrica S.A. GDR*	50,213	630,173
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	66,202	556,097
Total Romania		1,186,270
Georgia - 0.6%
TBC Bank JSC GDR*,1	35,619	409,619
		–
Luxembourg - 0.5%
MHP S.A. GDR	32,795	303,354
		–
Total Common Stocks
(Cost $80,858,851)		58,743,704
PREFERRED STOCKS† - 11.3%
Chile – 4.4%
Sociedad Quimica y Minera de	90,283	2,334,151
Chile S.A. ADR
Embotelladora Andina S.A. –	37,518	623,924
Class B ADR1
Total Chile		2,958,075
Colombia - 6.5%
Bancolombia S.A. ADR	104,779	4,306,418
	–	–
1	–	–
Panama - 0.4%
Avianca Holdings S.A. ADR	20,052	243,431
	–	–
Total Preferred Stocks
(Cost $12,183,192)		7,507,924

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 14.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	9,447,902	9,447,902
Total Securities Lending Collateral
(Cost $9,447,902)		9,447,902
Total Investments - 114.2%
(Cost $102,489,945)		$75,699,530
Other Assets & Liabilities, net - (14.2)%		(9,415,023)
Total Net Assets - 100.0%		$66,284,507

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 28, 2015 — See Note 4 .
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 86.2%
United Kingdom – 14.2%
Rexam plc	69,060	$593,392
BT Group plc	43,592	306,992
ICAP plc	32,411	268,471
Burberry Group plc	9,087	262,885
National Grid plc	18,482	253,231
Vodafone Group plc	69,832	242,169
Antofagasta plc	18,032	213,737
Johnson Matthey plc	3,961	208,676
GKN plc	35,627	201,072
Marks & Spencer Group plc	25,001	194,921
SSE plc	7,972	193,792
Tesco plc	51,079	193,713
GlaxoSmithKline plc	7,965	189,745
Reed Elsevier PLC	2,706	186,660
Standard Beryllium Corp.	39,514	166,035
Home Retail Group plc	50,840	159,022
Ladbrokes plc	83,352	152,900
Centrica plc	34,521	130,331
Premier Oil plc	44,857	116,808
ARM Holdings plc	3,410	61,077
Total United Kingdom		4,295,629
Japan - 7.6%
Sumitomo Mitsui Financial Group, Inc.	9,400	374,248
Toyota Motor Corp.	4,300	290,025
Kyocera Corp.	4,600	232,453
Nomura Holdings, Inc.	37,000	227,488
Honda Motor Co., Ltd.	6,300	208,139
Kirin Holdings Company Ltd.	15,600	204,159
Denso Corp.	4,300	202,077
Sekisui House Ltd.	11,200	151,073
Makita Corp.	2,600	123,753
Nidec Corp.	1,600	108,036
NSK Ltd.	7,000	97,553
Bridgestone Corp.	1,900	72,856
Total Japan		2,291,860
Hong Kong - 6.5%
Power Assets Holdings Ltd.	34,000	349,845
Hutchison Whampoa Ltd.	24,000	328,646
Henderson Land Development Company Ltd.	41,300	282,241
China Resources Power Holdings Company Ltd.	104,000	275,574
CNOOC Ltd.	174,000	249,935
Lenovo Group Ltd.	124,000	191,226
Cathay Pacific Airways Ltd.	70,000	157,051
China Unicom Hong Kong Ltd.	76,000	127,982
Total Hong Kong		1,962,500
Germany - 6.1%
Hannover Rueck SE	4,343	419,665
Deutsche Post AG	10,263	350,295
Allianz AG	1,849	310,260
Fresenius Medical Care AG & Company KGaA ADR	5,453	222,264
Volkswagen AG	794	197,132
Henkel AG & Company KGaA	1,327	139,927
SAP AG	1,668	117,568
HeidelbergCement AG	994	79,304
Total Germany		1,836,415

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
China - 4.7%
Huaneng Power International, Inc. ADR	7,837	$397,884
China Railway Group Ltd. — Class H	295,000	239,638
China Petroleum & Chemical Corp. ADR1	2,711	226,855
PetroChina Company Ltd. ADR	1,822	212,026
China Telecom Corporation Ltd. ADR1	2,605	171,539
China Life Insurance Company Ltd. ADR1	2,643	169,892
Total China		1,417,834
Cayman Islands - 4.4%
Himax Technologies, Inc. ADR1	31,420	226,224
Belle International Holdings Ltd.	181,000	195,810
Agile Property Holdings Ltd.1	324,000	192,592
Hopewell Highway Infrastructure Ltd.1	355,500	171,895
Geely Automobile Holdings Ltd.	345,000	154,362
XTEP International Holdings Ltd.	378,500	124,939
Mindray Medical International Ltd. ADR1	3,624	102,414
E-House China Holdings Ltd. ADR	11,171	78,979
ENN Energy Holdings Ltd.	14,000	74,283
Leju Holdings Ltd. ADR1	558	5,301
Total Cayman Islands		1,326,799
Bermuda - 4.2%
Man Wah Holdings Ltd.	444,800	380,825
Hongkong Land Holdings Ltd.	35,000	264,250
Jardine Matheson Holdings Ltd.	3,600	232,200
TAI Cheung Holdings Ltd.	220,000	181,833
Varitronix International Ltd.	222,000	150,854
Jardine Strategic Holdings Ltd.	2,000	69,600
Total Bermuda		1,279,562
Mexico - 3.9%
Grupo Aeroportuario del Pacifico SAB de CV ADR	7,990	540,924
Grupo Aeroportuario del Sureste SAB de CV ADR*	1,624	223,186
Fomento Economico Mexicano SAB de CV ADR*	1,990	189,567
Coca-Cola Femsa SAB de CV ADR	1,471	126,947
America Movil SAB de CV — Class L ADR	4,888	104,505
Total Mexico		1,185,129
France - 3.7%
AXA S.A.	15,531	395,267
Orange S.A.	13,645	249,470
Societe Generale S.A.	4,271	197,922
GDF Suez	7,807	174,040
Vallourec S.A.	4,129	98,183
Total France		1,114,882
Australia - 3.5%
Australia & New Zealand Banking Group Ltd.	8,506	235,296
Coca-Cola Amatil Ltd.	24,454	199,261

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Australia - 3.5% (continued)
National Australia Bank Ltd. ADR	5,618	$166,665
Telstra Corp., Ltd.	32,886	163,973
Westpac Banking Corp.	5,290	157,348
Flughafen Wien AG	1,579	135,913
Total Australia		1,058,456
India - 2.5%
Wipro Ltd. ADR	21,599	297,634
ICICI Bank Ltd. ADR	10,918	127,195
Infosys Ltd. ADR1	3,326	122,097
Sesa Sterlite Ltd. ADR	6,470	92,068
HDFC Bank Ltd. ADR	1,040	64,490
Tata Motors Ltd. ADR	1,079	53,108
Total India		756,592
Canada - 2.3%
Talisman Energy, Inc.	35,809	278,595
Enerplus Corp.1	16,267	164,622
Baytex Energy Corp.1	8,025	131,048
Crescent Point Energy Corp1	5,086	125,929
Total Canada		700,194
Chile - 2.2%
Banco de Chile ADR	9,321	653,589
		–
Israel - 2.2%
NICE-Systems Ltd.	4,467	258,771
Formula Systems 1985 Ltd.1	7,394	179,417
Delta-Galil Industries Ltd.	4,718	136,893
Bank Hapoalim BM	17,134	77,601
Total Israel		652,682
Singapore - 2.1%
United Overseas Bank Ltd.	22,000	373,164
Wilmar International Ltd.	110,000	262,040
Total Singapore		635,204
Switzerland - 1.9%
Credit Suisse Group AG	9,892	242,813
SGS S.A.	85	172,959
UBS Group AG	8,811	155,680
Total Switzerland		571,452
Norway - 1.8%
Marine Harvest ASA	22,655	287,261
Statoil ASA1	13,759	260,565
Total Norway		547,826
Netherlands - 1.7%
Aegon N.V.	34,285	266,737
Akzo Nobel N.V.	3,302	245,925
Total Netherlands		512,662
Denmark - 1.5%
H Lundbeck A/S	7,930	157,934
Novo Nordisk A/S — Class B	2,988	143,585
Carlsberg A/S — Class A1	1,063	95,468
Novozymes A/S — Class B	1,427	69,388
Total Denmark		466,375
Brazil - 1.5%
Ambev S.A. ADR	28,491	183,767
Banco Santander Brasil S.A. ADR1	36,874	183,632
Tim Participacoes S.A. ADR	4,273	90,075
Total Brazil		457,474

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
United States - 1.1%
W&T Offshore, Inc.1	23,913	$142,761
LinnCo LLC1	11,445	126,238
Comstock Resources, Inc.1	14,747	76,684
Total United States		345,683
Spain - 1.1%
Telefonica S.A.	11,111	173,169
Banco Santander S.A.	23,352	171,117
Total Spain		344,286
Jersey - 1.0%
WPP plc	12,994	308,242
		–
Belgium - 0.8%
Anheuser-Busch InBev N.V. — Class 2	1,889	240,907
		–
Republic of Korea - 0.7%
SK Telecom Company Ltd. ADR	7,022	204,130
		–
Indonesia - 0.6%
Telekomunikasi Indonesia Persero Tbk PT ADR	4,333	195,419
		–
Russian Federation - 0.6%
Mobile Telesystems OJSC ADR	19,578	193,822
		–
Taiwan, Province of China - 0.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,437	182,430
		–
Sweden - 0.5%
TeliaSonera AB	23,600	149,821
		–
South Africa - 0.5%
Sasol Ltd. ADR	4,050	147,542
		–
Ireland - 0.2%
Kerry Group plc — Class A	872	63,575
		–
Total Common Stocks
(Cost $27,696,518)		26,098,973
PREFERRED STOCKS† - 1.7%
Preferred Stocks - 1.7%
Sociedad Quimica y Minera de Chile S.A. ADR	14,548	373,883
Bancolombia S.A. ADR	3,165	130,082
Total Preferred Stocks
(Cost $584,384)		503,965
ROYALTY TRUST† - 1.8%
Energy - 1.8%
BP Prudhoe Bay Royalty Trust1	3,764	256,103
Pacific Coast Oil Trust1	30,987	177,865
SandRidge Permian Trust1	16,164	118,805
Total Royalty Trust
(Cost $928,068)		552,773
CLOSED-END FUNDS† - 9.8%
Pimco Dynamic Income Fund1	8,314	248,505
Western Asset High Income Fund II, Inc.	27,820	230,071
Wells Fargo Advantage Global Dividend Opportunity Fund1	28,306	219,089
Prudential Global Short Duration High Yield Fund, Inc.1	12,995	216,627

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
CLOSED-END FUNDS† - 9.8% (continued)
Western Asset Global High Income Fund, Inc.1	18,654	$209,298
AllianceBernstein Global High Income Fund, Inc.	16,279	207,069
Babson Capital Global Short Duration High Yield Fund1	9,282	198,728
DoubleLine Income Solutions Fund1	9,731	198,026
PIMCO Dynamic Credit Income Fund	9,511	195,927
Templeton Emerging Markets Income Fund	16,998	188,848
Templeton Global Income Fund1	25,343	187,031
Invesco Dynamic Credit Opportunities Fund1	14,292	172,504
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	7,107	169,857

	Shares	Value
CLOSED-END FUNDS† - 9.8% (continued)
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	15,928	$163,421
Western Asset Emerging Markets Debt Fund, Inc.	9,796	155,071
Total Closed-End Funds
(Cost $3,300,414)		2,960,072

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 8.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	2,689,218	2,689,218
Total Securities Lending Collateral
(Cost $2,689,218)		2,689,218
Total Investments - 108.4%
(Cost $35,198,602)		$32,805,001
Other Assets & Liabilities, net - (8.4)%		(2,545,698)
Total Net Assets - 100.0%		$30,259,303

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 28, 2015 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

AB ADR AG A/S KGaA OJSC plc S.A. SAB de CV
Stock Company
American Depositary Receipt
Stock Corporation
Limited Liability Stock Company or Stock Company
Limited Partnership
Open Joint Stock Company
Public Limited Company
Corporation
Publicly Traded Corporation

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 83.2%
Bermuda - 25.1%
COSCO Pacific Ltd.	2,100,410	$3,027,882
Ship Finance International Ltd.1	129,981	2,080,996
Nordic American Tankers Ltd.1	194,403	1,988,743
GasLog Ltd.1	92,563	1,831,822
Stolt-Nielsen Ltd.	101,051	1,655,434
Avance Gas Holding Ltd.2	99,960	1,650,662
Tsakos Energy Navigation Ltd.1	219,659	1,647,443
Knightsbridge Shipping Ltd.1	308,763	1,522,202
Golden Ocean Group Ltd.	1,832,275	1,296,718
Total Bermuda		16,701,902
Denmark - 23.0%
AP Moeller - Maersk A/S — Class B	5,912	13,658,217
D/S Norden A/S	74,047	1,645,007
Total Denmark		15,303,224
Marshall Islands - 14.5%
Teekay Corp.	59,243	2,620,910
Teekay Tankers Ltd. — Class A	374,162	2,188,848
Seaspan Corp.1	89,085	1,667,671
Costamare, Inc.1	81,886	1,591,045
Navios Maritime Holdings, Inc.1	355,806	1,547,756
Total Marshall Islands		9,616,230
Japan – 13.0%
Nippon Yusen K.K.	1,687,000	5,066,150
Kawasaki Kisen Kaisha Ltd.	1,163,000	3,541,193
Total Japan		8,607,343

	Shares	Value
COMMON STOCKS† - 83.2% (continued)
United States - 3.9%
Matson, Inc.	65,916	$2,601,704
		–
Singapore - 3.7%
Sembcorp Marine Ltd.	1,128,000	2,479,759
		–
Total Common Stocks
(Cost $60,284,940)		55,310,162
MASTER LIMITED PARTNERSHIPS† - 16.7%
Marshall Islands - 16.7%
Teekay LNG Partners, LP1	68,379	2,533,442
Golar LNG Partners, LP1	83,803	2,188,096
Navios Maritime Partners, LP1	175,022	2,144,020
Teekay Offshore Partners, LP	97,281	2,134,345
Capital Product Partners, LP1	222,873	2,072,719
Total Master Limited Partnerships
(Cost $12,626,295)		11,072,622

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 21.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	14,022,559	14,022,559
Total Securities Lending Collateral
(Cost $14,022,559)		14,022,559
Total Investments - 121.0%
(Cost $86,933,794)		$80,405,343
Other Assets & Liabilities, net - (21.0)%		(13,928,808)
Total Net Assets - 100.0%		$66,476,535

Other Information (unaudited)

†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at February 28, 2015 - See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,650,662 (cost $2,253,797), or 2.5% of total net assets.
3	Securities lending collateral - See Note 4.
A/S LP	Limited Liability Stock Company or Stock Company Limited Partnership

Guggenheim Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2015

	Shares	Value
COMMON STOCKS† - 95.6%
United States - 33.3%
MeadWestvaco Corp.	185,405	$9,837,589
Packaging Corporation of America	106,353	8,812,410
International Paper Co.	152,057	8,577,535
Plum Creek Timber Company, Inc.	195,923	8,510,894
Weyerhaeuser Co.	225,560	7,919,412
Rayonier, Inc.	274,558	7,525,635
Domtar Corp.	143,725	6,496,370
Greif, Inc. — Class A	103,706	4,563,064
Potlatch Corp.	87,935	3,511,245
Total United States		65,754,154
Brazil - 11.0%
Fibria Celulose S.A. ADR*,1	706,450	9,155,592
Klabin S.A.	1,564,382	8,753,777
Duratex S.A.	1,430,869	3,798,169
Total Brazil		21,707,538
Finland - 9.3%
UPM-Kymmene Oyj	499,627	9,398,016
Stora Enso Oyj — Class R	931,105	8,960,725
Total Finland		18,358,741
Japan - 9.0%
Oji Holdings Corp.	2,281,000	9,635,745
Nippon Paper Industries Company Ltd.1	250,300	4,361,328
Sumitomo Forestry Co. Ltd.1	378,100	3,947,206
Total Japan		17,944,279
Canada - 8.1%
West Fraser Timber Company Ltd.	148,132	8,074,211
Canfor Corp.*	286,370	6,582,164
Western Forest Products, Inc.	836,141	1,426,325
Total Canada		16,082,700

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Sweden - 7.7%
Svenska Cellulosa AB SCA — Class B	356,352	$8,861,002
Holmen AB — Class B	184,189	6,399,661
Total Sweden		15,260,663
South Africa - 7.5%
Mondi Ltd.1	495,032	10,104,974
Sappi Ltd.*	1,111,628	4,674,313
Total South Africa		14,779,287
Ireland - 5.1%
Smurfit Kappa Group plc	356,328	10,005,868
		–
Portugal - 3.7%
Portucel S.A.	1,654,457	7,320,820
		–
Spain - 0.9%
Ence Energia y Celulosa S.A	536,123	1,788,993
		–
Total Common Stocks
(Cost $157,050,436)		189,003,043
PREFERRED STOCKS† - 4.3%
Preferred Stocks - 4.3%
Suzano Papel E Celulose SA*	2,008,718	8,472,254
*,2	–	–
Total Preferred Stocks
(Cost $7,240,543)		8,472,254

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 2.1%
BNY Mellon Separately Managed Cash Collateral Account, 0.0738%	4,196,051	4,196,051
Total Securities Lending Collateral
(Cost $4,196,051)		4,196,051
Total Investments - 102.0%
(Cost $168,487,030)		$201,671,348
Other Assets & Liabilities, net - (2.0)%		(3,981,174)
Total Net Assets - 100.0%		$197,690,174

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
1	All or portion of this security is on loan at February 28, 2015 – See Note 4.
2	Securities lending collateral – See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange – Traded Fund Trust 2’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii)

the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/ dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of February 28, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim Canadian Energy Income ETF	$58,207,082	$–	$–	$58,207,082
Guggenheim China Real Estate ETF	37,237,187	75,763	–	37,312,950
Guggenheim China Small Cap ETF	229,373,470	641,442	0	230,014,912
Guggenheim Frontier Markets ETF	75,699,530	–	–	75,699,530
Guggenheim International Multi-Asset Income ETF	32,805,001	–	–	32,805,001
Guggenheim Shipping ETF	80,405,343	–	–	80,405,343
Guggenheim Timber ETF	201,671,348	–	–	201,671,348

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance as of 2/28/15	Valuation Technique	Unobservable Inputs
Guggenheim China Small Cap ETF	Common Stocks	$0	Late Trade with Adjustment	100% Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of February 28, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Small Cap ETF
Transfer from Level 2 to Level 1	$1,803,379
Transfer from Level 1 to Level 2	331,829

Guggenheim China Real Estate ETF
Transfer from Level 1 to Level 2	$75,763

Except for Guggenheim China Small Cap ETF and Guggenheim China Real Estate ETF, there were no transfers between levels for the Funds for the period ended February 28, 2015.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Small Cap ETF
Beginning Balance	$1,604,456
Realized Gain/Loss	(42,402)
Paydowns Received	-
Change in Unrealized Gain/Loss	219,643
Sales	(1,781,697)
Transfers In	-
Transfers Out	-
Ending Balance	$-

3.  Federal Income Taxes
As of February 28, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Canadian Energy Income ETF	$69,855,798	$402,736	$(12,051,452)	$(11,648,716)
Guggenheim China Real Estate ETF	39,580,270	1,289,011	(3,556,331)	(2,267,320)
Guggenheim China Small Cap ETF	265,785,898	18,084,580	(53,855,566)	(35,770,986)
Guggenheim Frontier Markets ETF	104,867,970	5,766,977	(34,935,417)	(29,168,440)
Guggenheim International Multi-Asset Income ETF	35,310,244	1,736,726	(4,241,969)	(2,505,243)
Guggenheim Shipping ETF	88,293,747	4,164,791	(12,053,195)	(7,888,404)
Guggenheim Timber ETF	169,854,100	40,292,039	(8,474,791)	31,817,248

4.  Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of February 28, 2015, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$14,417,353	$15,168,040	$-	$15,168,040
Guggenheim China Real Estate ETF	2,460,671	2,643,148	-	2,643,148
Guggenheim China Small Cap ETF	24,207,187	26,384,037	1,824,959	28,208,996
Guggenheim Frontier Markets ETF	9,148,826	9,447,902	-	9,447,902
Guggenheim International Multi-Asset Income ETF	2,596,871	2,689,218	-	2,689,218
Guggenheim Shipping ETF	13,637,844	14,022,559	-	14,022,559
Guggenheim Timber ETF	4,030,718	4,196,051	-	4,196,051

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
  Donald C. Cacciapaglia
  Chief Executive Officer

Date:	April 29, 2015

By:	/s/ John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 29, 2015